Note Payable (Details 1)	Sep. 30, 2020 USD ($)
Related Party Transactions [Abstract]
Year ended December 31, 2020	$ 2,001
Year ended December 31, 2021	12,653
Year ended December 31, 2022	4,246
Total principal payments	$ 18,900